PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	December 31,
	2020	2019
Furniture, fixtures and equipment	$564,334	$331,467
Software	120,111	120,111
Biological assets	13,000	—
Land	—	800,000
Buildings	—	508,104
Total	697,445	1,759,682
Less: Accumulated depreciation	(242,223)	(252,355)
	$455,222	$1,507,327